PROPERTY AND EQUIPMENT, NET	12 Months Ended
Sep. 30, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 5 — PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consisted of the following:

	September 30, 2022	September 30, 2021
Office equipment and furniture	$21,407	$16,847
Less: accumulated depreciation	(8,027)	(4,671)
Property and equipment, net	$13,380	$12,176

Depreciation expenses were $4,103, $2,568, and $1,948 for the fiscal years ended September 30, 2022, 2021, and 2020, respectively.